Acquisitions - Schedule of Purchase Price Allocation to Tangible and Intangible Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions			3 Months Ended	6 Months Ended
	Mar. 31, 2024	Dec. 27, 2023	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2023
Business Acquisition [Line Items]
Goodwill	$ (811.2)		$ (806.5)	$ (806.5)	$ (795.6)
eOne Acquisition
Business Acquisition [Line Items]
Cash and cash equivalents	54.1
Accounts receivable	298.8
Investment in films and television programs	371.8
Property and equipment	14.0
Intangible assets	4.0
Other assets	168.2
Accounts payable and accrued liabilities	(67.8)
Content related payable	(35.4)
Participations and residuals	(201.9)
Film related obligations	(105.8)
Other liabilities and deferred revenue	(130.5)
Preliminary fair value of net assets acquired	369.5
Goodwill	15.6
Preliminary purchase price consideration at September 30, 2024	$ 385.1
eOne
Business Acquisition [Line Items]
Cash and cash equivalents			54.1	54.1
Accounts receivable			294.2	294.2
Investment in films and television programs			370.2	370.2
Property and equipment			14.0	14.0
Intangible assets			4.0	4.0
Other assets			171.1	171.1
Accounts payable and accrued liabilities			(67.7)	(67.7)
Content related payable			(38.8)	(38.8)
Participations and residuals			(202.4)	(202.4)
Film related obligations			(105.8)	(105.8)
Other liabilities and deferred revenue			(130.7)	(130.7)
Preliminary fair value of net assets acquired			362.2	362.2
Goodwill			10.9	10.9
Preliminary purchase price consideration at September 30, 2024		$ 385.1	$ 373.1	$ 373.1